Capital Management - Additional Information (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Capital Management [Abstract]
Cash	$ 5,784,810	$ 12,808,173
Cash equivalents	$ 18,502,297	$ 2,994,190